Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.20975%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$572,603.18

Principal:
Principal Collections	$11,308,442.03
Prepayments in Full	$4,496,726.96
Liquidation Proceeds	$6,833.69
Recoveries	$75,926.41
Sub Total	$15,887,929.09
Collections	$16,460,532.27

Purchase Amounts:
Purchase Amounts Related to Principal	$186,031.60
Purchase Amounts Related to Interest	$1,075.52
Sub Total	$187,107.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,647,639.39

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,647,639.39
Servicing Fee	$168,231.26	$168,231.26	$0.00	$0.00	$16,479,408.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,479,408.13
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,479,408.13
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,479,408.13
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,479,408.13
Interest - Class A-4 Notes	$202,811.52	$202,811.52	$0.00	$0.00	$16,276,596.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,276,596.61
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$16,148,329.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,148,329.94
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$16,058,853.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,058,853.27
Regular Principal Payment	$14,720,025.85	$14,720,025.85	$0.00	$0.00	$1,338,827.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,338,827.42
Residual Released to Depositor	$0.00	$1,338,827.42	$0.00	$0.00	$0.00
Total		$16,647,639.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,720,025.85
Total					$14,720,025.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,720,025.85	$113.08	$202,811.52	$1.56	$14,922,837.37	$114.64
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$14,720,025.85	$9.32	$420,554.86	$0.27	$15,140,580.71	$9.59

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$77,017,031.61	0.5916650	$62,297,005.76	0.4785819
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$155,957,031.61	0.0987789	$141,237,005.76	0.0894556

Pool Information
Weighted Average APR	3.334%	3.333%
Weighted Average Remaining Term	21.62	20.87
Number of Receivables Outstanding	20,822	19,948
Pool Balance	$201,877,514.41	$185,844,845.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$187,534,113.41	$172,814,087.56
Pool Factor	0.1168273	0.1075491

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$13,030,758.05
Targeted Overcollateralization Amount	$44,607,839.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,607,839.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$34,634.52
(Recoveries)		117	$75,926.41
Net Loss for Current Collection Period			$(41,291.89)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2454%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0939%
Second Prior Collection Period			-0.1888%
Prior Collection Period			-0.0188%
Current Collection Period			-0.2556%
Four Month Average (Current and Prior Three Collection Periods)			-0.0923%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,218	$14,769,911.64
(Cumulative Recoveries)			$3,713,092.19
Cumulative Net Loss for All Collection Periods			$11,056,819.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6399%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,501.64
Average Net Loss for Receivables that have experienced a Realized Loss			$2,621.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.52%	218	$2,822,658.97
61-90 Days Delinquent	0.19%	26	$360,381.21
91-120 Days Delinquent	0.06%	6	$106,019.49
Over 120 Days Delinquent	0.29%	36	$546,780.17
Total Delinquent Receivables	2.06%	286	$3,835,839.84

Repossession Inventory:
Repossessed in the Current Collection Period		4	$60,879.61
Total Repossessed Inventory		8	$119,907.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3006%
Prior Collection Period			0.3506%
Current Collection Period			0.3409%
Three Month Average			0.3307%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5452%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	44

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$940,111.24
2 Months Extended	88	$1,228,908.65
3+ Months Extended	13	$168,170.31

Total Receivables Extended	176	$2,337,190.20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer